MEMBERS' EQUITY (DEFICIT) (Details) $ / shares in Units, $ in Thousands	1 Months Ended									4 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Jan. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	May 31, 2019 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2020 director shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Class of Stock [Line Items]
Number of directors entitled to be appointed by common interests | director												2
Number of directors consisted by Board | director												8
Common interests
Class of Stock [Line Items]
Number of interests issued	8,620,690
Share issue price | $ / shares	$ 3.50
Common interests authorized										143,749,364	188,136,494	179,515,804	143,749,364
Number of common interests held by entity in which the chief executive officer retains voting control											59,500,000	59,500,000	59,500,000
Common profits interests
Class of Stock [Line Items]
Common interests authorized										45,313,327		63,022,077	45,313,327
Common restricted interests
Class of Stock [Line Items]
Common interests authorized										9,386,963		10,126,963	9,386,963
Class A preferred interests
Class of Stock [Line Items]
Number of interests issued															73,723,250
Share issue price | $ / shares															$ 1.00
Gross proceeds from sales | $															$ 73,700
Preferred interests authorized										73,723,250	73,723,250	73,723,250	73,723,250
Class B preferred interests
Class of Stock [Line Items]
Number of interests issued								10,645,716	23,377,811
Share issue price | $ / shares								$ 2.84	$ 2.84
Gross proceeds from sales | $								$ 96,600
Net proceeds from sales | $								91,900
Placement agent fees and other offering expenses | $								$ 4,700
Number of common interests issued in exchange for services														26,406
Value of common interests issued in exchange for services | $														$ 75
Preferred interests authorized										34,023,527	34,023,527	34,023,527	34,023,527
Class C preferred interests
Class of Stock [Line Items]
Number of interests issued						24,821,537	12,820,513
Share issue price | $ / shares						$ 3.12	$ 3.12
Gross proceeds from sales | $						$ 117,400
Net proceeds from sales | $						114,100
Placement agent fees and other offering expenses | $						$ 3,300
Preferred interests authorized										37,642,050	37,642,050	37,642,050	37,642,050
Class D preferred interests
Class of Stock [Line Items]
Number of interests issued				14,639,247	22,270,112					2,011,495
Share issue price | $ / shares				$ 3.48	$ 3.48					$ 1.90			$ 1.90
Gross proceeds from sales | $				$ 128,200
Net proceeds from sales | $				125,200
Placement agent fees and other offering expenses | $				$ 3,000
Preferred interests authorized										36,909,359	36,909,359	36,909,359	36,909,359
Class E preferred interests
Class of Stock [Line Items]
Share issue price | $ / shares		$ 2.98	$ 3.78
Number of common interests issued as part of acquisition		1,724,138	112,949,305
Preferred interests authorized										0	112,949,305	112,949,305	0